Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained earnings/(Accumulated deficit)
Balance at Dec. 31, 2008	$ 560,140	$ 584	$ 479,592	$ 79,964
Shares Balance at Dec. 31, 2008		58,412,402
Net loss for the year	(58,415)			(58,415)
Issuance of common stock to TMT, value		8	(8)
Issuance of common stock to TMT, shares		803,481
Issuance of common stock, value	1,885	8	1,877
Issuance of common stock, shares		818,877
Issuance of vested and non-vested shares and amortization of stock-based compensation, value	1,832	11	1,821
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares		1,070,000
Dividends declared and paid ($0.10 per share in 2009, $0.20 per share in 2010 and $0.20 in 2011)	(6,185)			(6,185)
Balance at Dec. 31, 2009	499,257	611	483,282	15,364
Shares Balance at Dec. 31, 2009		61,104,760
Net loss for the year	(5,131)			(5,131)
Issuance of vested and non-vested shares and amortization of stock-based compensation, value	6,511	23	6,488
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares		2,305,600
Dividends declared and paid ($0.10 per share in 2009, $0.20 per share in 2010 and $0.20 in 2011)	(12,385)			(12,385)
Balance at Dec. 31, 2010	488,252	634	489,770	(2,152)
Shares Balance at Dec. 31, 2010		63,410,360
Net loss for the year	(69,559)			(69,559)
Issuance of common stock, value	28,549	167	28,382
Issuance of common stock, shares		16,700,000
Issuance of vested and non-vested shares and amortization of stock-based compensation, value	1,362	3	1,359
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares		248,000
Dividends declared and paid ($0.10 per share in 2009, $0.20 per share in 2010 and $0.20 in 2011)	(14,391)			(14,391)
Balance at Dec. 31, 2011	$ 434,213	$ 804	$ 519,511	$ (86,102)
Shares Balance at Dec. 31, 2011		80,358,360